Fair Value Disclosures (Details 3) - USD ($)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Fair value disclosures
Total Losses	$ 840,000		$ 0
Total Losses	23,585,000	$ 0	$ 0
Nonrecurring
Fair value disclosures
Property and equipment, net	2,897,000
Goodwill	8,394,000
Total Losses	840,000
Total Losses	23,585,000
Level 3 | Nonrecurring
Fair value disclosures
Property and equipment, net	2,897,000
Goodwill	$ 8,394,000